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Anchor National Life Insurance Company

1 SunAmerica Center
Century City
Los Angeles, CA 90067-6022
310-772-6000

Mailing Address:                                         [LOGO]  ANCHOR NATIONAL
P.O. Box 54197                                              A SunAmerica Company
Los Angeles, CA 90054-0197

VIA EDGAR

February 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:   Variable Annuity Account Five
      Anchor National Life Insurance Company
      File Nos. 333-08859 and 811-7727

Ladies and Gentlemen:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated February 2, 1998, for Variable Annuity Account Five (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on January 30, 1998, via EDGAR.

      If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6062.

Very truly yours,

/s/  BERNADETTE NIETO

Bernadette Nieto
Staff Counsel